UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ken Roberts Investment Management, Inc.
Address: 601 W. Riverside Ave.
         Ste. 1670
         Spokane, WA  99201

13F File Number:  28-06910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Roberts
Title:     President
Phone:     (509) 624-5591

Signature, Place, and Date of Signing:

     /s/ Kenneth Roberts     Spokane, WA     February 09, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $228,892 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    11851   219505 SH       Sole                   171195        0    48310
AIR PRODS & CHEMS INC          COM              009158106     5186    63976 SH       Sole                    49821        0    14155
AMERICAN EXPRESS CO            COM              025816109      211     5210 SH       Sole                      710        0     4500
AT&T INC                       COM              00206r102     1586    56580 SH       Sole                    40830        0    15750
AUTOMATIC DATA PROCESSING IN   COM              053015103     1495    34913 SH       Sole                    26879        0     8034
BAXTER INTL INC                COM              071813109    13193   224827 SH       Sole                   175202        0    49625
CHEVRON CORP NEW               COM              166764100     4349    56485 SH       Sole                    43000        0    13485
CISCO SYS INC                  COM              17275r102     4899   204651 SH       Sole                   159301        0    45350
COMCAST CORP NEW               CL A SPL         20030n200     8188   511417 SH       Sole                   398547        0   112870
CONOCOPHILLIPS                 COM              20825c104     1142    22370 SH       Sole                    17306        0     5064
COSTCO WHSL CORP NEW           COM              22160k105     3325    56190 SH       Sole                    43870        0    12320
CVS CAREMARK CORPORATION       COM              126650100    13172   408941 SH       Sole                   317521        0    91420
EXPRESS SCRIPTS INC            COM              302182100     7692    89011 SH       Sole                    68936        0    20075
EXXON MOBIL CORP               COM              30231g102      961    14087 SH       Sole                    12452        0     1635
GENERAL ELECTRIC CO            COM              369604103     6919   457295 SH       Sole                   358883        0    98412
HEWLETT PACKARD CO             COM              428236103    11515   223541 SH       Sole                   173321        0    50220
ISHARES TR INDEX               IBOXX INV CPBD   464287242      562     5400 SH       Sole                     3950        0     1450
ISHARES TR INDEX               DJ SEL DIV INX   464287168      285     6500 SH       Sole                     6100        0      400
KEY TRONICS CORP               COM              493144109      480   124680 SH       Sole                   101880        0    22800
MARATHON OIL CORP              COM              565849106    11210   359057 SH       Sole                   279497        0    79560
MCDONALDS CORP                 COM              580135101    11670   186900 SH       Sole                   145185        0    41715
MEDTRONIC INC                  COM              585055106    10643   241987 SH       Sole                   187712        0    54275
MERCK & CO INC NEW             COM              58933y105      313     8572 SH       Sole                     5397        0     3175
MICROSOFT CORP                 COM              594918104    13133   430874 SH       Sole                   334268        0    96606
ORACLE CORP                    COM              68389x105     9179   374208 SH       Sole                   291418        0    82790
PEPSICO INC                    COM              713448108    10950   180094 SH       Sole                   139709        0    40385
PFIZER INC                     COM              717081103      186    10214 SH       Sole                     8185        0     2029
SCHLUMBERGER LTD               COM              806857108     7154   109907 SH       Sole                    84862        0    25045
STARBUCKS CORP                 COM              855244109     1765    76551 SH       Sole                    55276        0    21275
STRYKER CORP                   COM              863667101     7497   148839 SH       Sole                   114294        0    34545
TIDEWATER INC                  COM              886423102     6402   133505 SH       Sole                   103880        0    29625
TIME WARNER INC                COM NEW          887317303     4909   168477 SH       Sole                   133763        0    34714
UNION PAC CORP                 COM              907818108     3589    56161 SH       Sole                    43361        0    12800
VALERO ENERGY CORP NEW         COM              91913y100     5493   327950 SH       Sole                   255530        0    72420
VERIZON COMMUNICATIONS INC     COM              92343v104     6196   187018 SH       Sole                   142068        0    44950
WAL MART STORES INC            COM              931142103    13283   248510 SH       Sole                   193010        0    55500
WEATHERFORD INTERNATIONAL LT   REG              h27013103     7858   438766 SH       Sole                   345116        0    93650
WESTERN ASST MNG MUN FD INC    COM              95766m105      451    37008 SH       Sole                    35000        0     2008